Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel [Member]
Statement Line Items [Line Items]
Other accounts payable	$ 102	$ 95
Other Interested and Related Parties [Member]
Statement Line Items [Line Items]
Other accounts payable	$ 26	$ 6